Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Disclosure Of Detailed Information On Revenue [text block]
Amounts in US$ '000	2018	2017	2016
Sale of crude oil	545,490	279,162	145,193
Sale of gas	55,671	50,960	47,477
	601,161	330,122	192,670